                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21877

                  Oppenheimer Rochester Arizona Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 12/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL
   AMOUNT                                                       COUPON     MATURITY       VALUE
-----------                                                     ------    ----------   -----------
MUNICIPAL BONDS AND NOTES--115.5%
ARIZONA--89.8%
$    200,000   Apache County, AZ IDA (Tucson Electric Power
               Company)(1)                                       5.850 %  03/01/2028   $   199,826
   1,000,000   AZ Health Facilities Authority (Catholic
               Healthcare West)(1)                               5.000    07/01/2028       991,660
      20,000   AZ Health Facilities Authority (Northern
               Arizona Healthcare)(1)                            5.250    10/01/2016        20,019
      25,000   AZ Pronghorn Ranch Community Facilities
               District(1)                                       7.000    07/15/2027        23,767
      15,000   AZ State University COP (Downtown
               Campus/Mercado)(2)                                5.625    07/01/2015        15,059
      15,000   AZ State University COP (Downtown
               Campus/Mercado)(2)                                5.750    07/01/2017        15,061
     335,000   Casa Grande, AZ IDA (Casa Grande Regional
               Medical Center)(1)                                7.000    12/01/2015       349,991
      90,000   Casa Grande, AZ IDA (Casa Grande Regional
               Medical Center)(1)                                7.000    12/01/2017        91,355
     300,000   Centerra, AZ Community Facilities District(1)     5.150    07/15/2031       219,807
     325,000   Centerra, AZ Community Facilities District(1)     6.625    07/15/2032       286,621
       8,125   Central AZ Irrigation & Drain District(1)         6.000    06/01/2016         8,103
      60,000   Chandler, AZ Street & Highway(1)                  5.375    07/01/2014        60,211
      20,000   Cochise County, AZ IDA (Sierra Vista Community
               Hospital)(1)                                      6.750    12/01/2026        20,028
      10,000   Cochise County, AZ Unified School District No.
               21 (St. David)(1)                                 5.000    07/01/2017        10,045
      45,000   Coconino County, AZ Pollution Control (Tucson
               Electric Power Company)(1)                        7.125    10/01/2032        45,017
     660,000   Estrella Mountain Ranch, AZ Community
               Facilities District(1)                            6.125    07/15/2027       604,646
   1,000,000   Estrella Mountain Ranch, AZ Community
               Facilities District(1)                            6.200    07/15/2032       910,970
   1,000,000   Estrella Mountain Ranch, AZ Community
               Facilities District (Golf Village)(1)             6.750    07/01/2032       805,530
     522,000   Estrella Mountain Ranch, AZ Community
               Facilities District (Montecito Assessment
               District)(1)                                      5.550    07/01/2022       404,832
     462,000   Estrella Mountain Ranch, AZ Community
               Facilities District (Montecito Assessment
               District)(1)                                      5.700    07/01/2027       334,982
     500,000   Estrella Mountain Ranch, AZ Community
               Facilities District (Montecito Assessment
               District)(1)                                      5.800    07/01/2032       345,310
      93,000   Festival Ranch, AZ Community Facilities
               District(1)                                       5.000    07/01/2026        71,491
      93,000   Festival Ranch, AZ Community Facilities
               District(1)                                       5.000    07/01/2032        65,964
     195,000   Festival Ranch, AZ Community Facilities
               District(1)                                       5.300    07/15/2031       145,989
     250,000   Festival Ranch, AZ Community Facilities
               District(1)                                       5.800    07/15/2032       198,645
      40,000   Gila County, AZ IDA (Cobre Valley Community
               Hospital)(1)                                      6.100    12/01/2025        29,498
     200,000   Gilbert, AZ Improvement District No. 20(1)        5.100    01/01/2027       207,626
     675,000   Gilbert, AZ Improvement District No. 20(1)        5.100    01/01/2028       697,066
     260,000   Gladden Farms, AZ Community Facilities
               District(1)                                       5.350    07/15/2027       205,733


                1 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL
   AMOUNT                                                       COUPON     MATURITY       VALUE
-----------                                                     ------    ----------   -----------
$    500,000   Gladden Farms, AZ Community Facilities
               District(1)                                       5.450%   07/15/2032   $   378,760
      25,000   Gladden Farms, AZ Community Facilities
               District(1)                                       6.375    07/15/2025        22,634
   1,500,000   Goodyear, AZ Community Facilities General
               District No. 1(1)                                 5.200    07/15/2025     1,273,020
     225,000   Goodyear, AZ IDA Water and Sewer (Litchfield
               Park Service Company)(1)                          6.750    10/01/2031       203,776
     245,000   Maricopa County & Phoenix, AZ IDA (Single
               Family)(1)                                        5.800    07/01/2040       250,410
      60,000   Maricopa County, AZ IDA (Catholic
               Healthcare)(1)                                    5.000    07/01/2021        60,053
      30,000   Maricopa County, AZ IDA (Chaparral City Water
               Company)(1)                                       5.300    12/01/2022        30,071
     285,000   Maricopa County, AZ IDA (Citizens Utilities
               Company)(1)                                       6.200    05/01/2030       259,860
      10,000   Maricopa County, AZ IDA (Pennington Gardens)(1)   5.100    09/20/2019        10,229
     525,000   Maricopa County, AZ IDA (Sun King
               Apartments)(1)                                    6.750    05/01/2031       407,825
     570,000   Maricopa County, AZ IDA (Villas de Merced
               Apartments)(1)                                    5.500    12/20/2037       570,074
      25,000   Maricopa County, AZ IDA (Whispering Palms
               Apartments)(1)                                    5.850    07/01/2019        22,405
     220,000   Maricopa County, AZ IDA (Whispering Palms
               Apartments)(1)                                    5.900    07/01/2029       177,527
     600,000   Maricopa County, AZ IDA Health Facilities
               (Catholic Healthcare West)(1)                     6.000    07/01/2021       600,444
      10,000   Maricopa County, AZ Pollution Control (El Paso
               Electric Company)(1)                              7.250    02/01/2040        11,222
      25,000   Maricopa County, AZ Pollution Control Corp.
               (Public Service Company of New Mexico)(1)         6.300    12/01/2026        24,998
     455,000   Marley Park, AZ Community Facilities
               District(1)                                       6.000    07/15/2026       383,319
     685,000   Marley Park, AZ Community Facilities
               District(1)                                       6.100    07/15/2032       550,651
   1,750,000   Merrill Ranch, AZ Community Facilities
               District
               No. 1 Special Assessment Lien(1)                  7.400    07/15/2033     1,631,700
      25,000   Mesa, AZ IDA (Arizona State University
               East/Maricopa College)(1)                         6.000    07/01/2021        24,493
      60,000   Mesa, AZ IDA (Mesa Student Hsg.)(1)               6.000    07/01/2025        57,097
     600,000   Mesa, AZ IDA (Mesa Student Hsg.)(1)               6.000    07/01/2032       550,242
      60,000   Mesa, AZ IDA (Mesa Student Hsg.)(1)               6.000    07/01/2032        55,024
      60,000   Mesa, AZ IDA (Mesa Student Hsg.)(1)               6.250    07/01/2032        56,752
     185,000   Mohave County, AZ IDA (Mohave Prison)(1)          7.500    05/01/2019       210,911
      25,000   Mohave County, AZ IDA Community College(1)        5.500    03/01/2015        25,167
     500,000   Palm Valley, AZ Community Facility District
               No. 3(1)                                          5.800    07/15/2032       386,375
      50,000   Parkway, AZ Community Facilities District No.
               1 (Prescott Valley)(1)                            5.350    07/15/2031        36,656
      10,000   Peoria, AZ Improvement District(1)                7.200    01/01/2012        10,158
      15,000   Phoenix, AZ Hsg. Finance Corp.(1)                 6.900    01/01/2023        15,025
     500,000   Phoenix, AZ IDA (Career Success Schools)(1)       6.125    01/01/2020       499,445
     250,000   Phoenix, AZ IDA (Career Success Schools)(1)       7.000    01/01/2029       252,503
     350,000   Phoenix, AZ IDA (Espiritu Community Devel.
               Corp.)(1)                                         6.250    07/01/2036       285,292


                2 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL
   AMOUNT                                                       COUPON     MATURITY       VALUE
-----------                                                     ------    ----------   -----------
$  1,000,000   Phoenix, AZ IDA (Gourmet Boutique West)(1)        5.875 %  11/01/2037   $   671,620
      25,000   Phoenix, AZ IDA (John C. Lincoln Hospital &
               Health Center)(1)                                 5.500    12/01/2011        25,071
      40,000   Phoenix, AZ Street & Highway(1)                   6.100    07/01/2011        40,180
     170,000   Pima County, AZ IDA (Arizona Charter School)(1)   6.500    07/01/2023       157,349
      10,000   Pima County, AZ IDA (Arizona Charter School)(1)   6.750    07/01/2031         9,161
     500,000   Pima County, AZ IDA (Center for Academic
               Success)(1)                                       5.500    07/01/2037       394,365
      15,000   Pima County, AZ IDA (Charter Schools)(1)          6.375    07/01/2031        13,119
     170,000   Pima County, AZ IDA (Christian Senior
               Living)(1)                                        5.050    01/01/2037       147,118
     850,000   Pima County, AZ IDA (Facility Choice Education
               & Devel. Corp.)(1)                                6.375    06/01/2036       652,724
     125,000   Pima County, AZ IDA (Horizon Community
               Learning Center)(1)                               5.250    06/01/2035        92,368
     170,000   Pima County, AZ IDA (International Studies
               Academy)(1)                                       6.750    07/01/2031       155,732
     275,000   Pima County, AZ IDA (Metro Police Facility)(1)    5.375    07/01/2039       275,102
      15,000   Pima County, AZ IDA (Phoenix Advantage Charter
               School)                                           5.500    07/01/2033         9,456
      35,000   Pima County, AZ IDA (Single Family Mtg.)          5.786(3) 11/01/2034         8,015
     125,000   Pima County, AZ IDA (Sonoran Science
               Academy)(1)                                       5.750    12/01/2037        96,133
     150,000   Pima County, AZ IDA (Tucson Country Day
               School)(1)                                        5.000    06/01/2037       110,186
   1,015,000   Pima County, AZ IDA (Tucson Electric Power
               Company)(2)                                       7.250    07/15/2010     1,020,725
     150,000   Pima County, AZ IDA Water & Wastewater (Global
               Water Resources)(1)                               5.750    12/01/2032       126,786
   2,000,000   Pima County, AZ IDA Water & Wastewater (Global
               Water Resources)(1)                               6.550    12/01/2037     1,870,220
   1,000,000   Pima County, AZ IDA Water & Wastewater (Global
               Water Resources)(1)                               7.500    12/01/2038       993,830
     500,000   Prescott Valley, AZ Southside Community
               Facilities District No. 1(1)                      7.250    07/01/2032       448,990
   1,000,000   Quailwood Meadows, AZ Community Facilities
               District(1)                                       6.000    07/15/2022       894,350
     850,000   Quailwood Meadows, AZ Community Facilities
               District(1)                                       6.125    07/15/2029       714,323
   1,135,000   Salt Verde, AZ Financial Corp.(1)                 5.250    12/01/2028     1,077,546
   1,000,000   Show Low Bluff, AZ Community Facilities
               District(1)                                       5.600    07/01/2031       738,460
     455,000   Show Low Bluff, AZ Community Facilities
               District(1)                                       5.875    07/15/2032       345,550
   2,000,000   Tartesso West, AZ Community Facilities
               District(1)                                       5.900    07/15/2032     1,610,320
      15,000   Tempe, AZ Improvement Bonds (Improvement
               District No. 170)(1)                              6.875    01/01/2011        15,262
     150,000   Tucson & Pima Counties, AZ IDA (Single Family
               Mtg.)(1)                                          6.000    07/01/2021       152,424
      90,000   Tucson, AZ IDA (Joint Single Family Mtg.)(1)      5.000    01/01/2039        85,577
       5,000   Tucson, AZ Improvement District (Civano
               Neighborhood Phase 1)(1)                          5.000    01/01/2015         5,009


                3 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL
   AMOUNT                                                       COUPON     MATURITY       VALUE
-----------                                                     ------    ----------   -----------
$     15,000   Tucson, AZ Improvement District (Civano
               Neighborhood Phase 1)(1)                          5.000 %  01/01/2018   $    15,015
      50,000   University Arizona Medical Center Corp.
               (University Medical Center)(1)                    5.000    07/01/2033        45,499
     225,000   Verrado, AZ Community Facilities District No.
               1(1)                                              6.500    07/15/2027       203,036
      10,000   Via Linda, AZ Road Community Facilities
               District Scottsdale(1)                            5.650    07/15/2018         9,282
     225,000   Vistancia, AZ Community Facilities District(1)    6.750    07/15/2022       229,493
     975,000   Westpark, AZ Community Facilities District(1)     5.250    07/15/2031       724,864
     180,000   Westpark, AZ Community Facilities District(1)     5.300    07/15/2022       152,060
   1,535,000   Westpark, AZ Community Facilities District(1)     5.450    07/15/2032     1,162,786
     300,000   Yuma County, AZ IDA (Water & Sewer)(1)            6.375    12/01/2037       233,718
     100,000   Yuma County, AZ IDA (Water & Sewer)(1)            6.500    12/01/2017        97,293
      50,000   Yuma County, AZ Jail District(1)                  5.250    07/01/2012        50,152
                                                                                       -----------
                                                                                        32,599,239
                                                                                       -----------
U.S. POSSESSIONS--25.7%
     200,000   Guam GO(1)                                        6.750    11/15/2029       205,782
     300,000   Guam GO(1)                                        7.000    11/15/2039       308,793
   6,778,000   Guam Tobacco Settlement Economic Devel. &
               Commerce Authority (TASC)                        11.002(3) 06/01/2057        96,112
     850,000   Puerto Rico Aqueduct & Sewer Authority(1)         6.000    07/01/2038       864,705
     500,000   Puerto Rico Aqueduct & Sewer Authority(1)         6.000    07/01/2044       507,975
     615,000   Puerto Rico Children's Trust Fund (TASC)(1)       5.375    05/15/2033       590,086
      15,000   Puerto Rico Children's Trust Fund (TASC)(1)       5.500    05/15/2039        12,870
  33,225,000   Puerto Rico Children's Trust Fund (TASC)          6.723(3) 05/15/2050     1,208,061
  12,000,000   Puerto Rico Children's Trust Fund (TASC)          8.101(3) 05/15/2055       222,960
     500,000   Puerto Rico Commonwealth GO(1)                    6.500    07/01/2037       520,845
     250,000   Puerto Rico Electric Power Authority, Series
               TT(1)                                             5.000    07/01/2032       238,945
     250,000   Puerto Rico Infrastructure(1)                     5.000    07/01/2046       212,503
     125,000   Puerto Rico Infrastructure (Mepsi Campus)(1)      5.600    10/01/2014       126,839
     400,000   Puerto Rico Infrastructure (Mepsi Campus)(1)      6.250    10/01/2024       385,056
   1,165,000   Puerto Rico Infrastructure (Mepsi Campus)(1)      6.500    10/01/2037     1,063,598
      25,000   Puerto Rico ITEMECF (Ana G. Mendez
               University)(1)                                    5.375    02/01/2019        23,917
     250,000   Puerto Rico ITEMECF (Ana G. Mendez
               University)(1)                                    5.375    02/01/2029       218,248
     515,000   Puerto Rico Port Authority (American
               Airlines), Series A                               6.250    06/01/2026       379,200
     500,000   Puerto Rico Public Buildings Authority(1)         6.250    07/01/2031       529,990
     250,000   Puerto Rico Sales Tax Financing Corp., Series
               A(1)                                              6.500    08/01/2044       269,768
     500,000   Puerto Rico Sales Tax Financing Corp., Series
               C(1)                                              5.750    08/01/2057       528,645
     300,000   University of Puerto Rico, Series P(1)            5.000    06/01/2019       295,125
     140,000   V.I.  Public Finance Authority (Hovensa
               Refinery)(1)                                      6.125    07/01/2022       140,994
     400,000   V.I. Public Finance Authority, Series A(1)        5.000    10/01/2039       357,452
                                                                                       -----------
                                                                                         9,308,469
                                                                                       -----------


                4 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                                                          VALUE
                                                                                       -----------
TOTAL INVESTMENTS, AT VALUE (COST $46,683,613)-115.5%                                  $41,907,708
LIABILITIES IN EXCESS OF OTHER ASSETS-(15.5)                                            (5,620,254)
                                                                                       -----------
NET ASSETS-100.0%                                                                      $36,287,454
                                                                                       ===========

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) All or a portion of the security has been segregated for collateral to cover borrowings.

(2.) Illiquid security. The aggregate value of illiquid securities as of December 31, 2009 was $1,050,845, which represents 2.90% of the Fund's net assets. See accompanying Notes.

(3.) Zero coupon bond reflects effective yield on the date of purchase.

Valuation Inputs

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of December 31, 2009 based on valuation input level:

                                                 LEVEL 2--       LEVEL 3--
                               LEVEL 1--          OTHER         SIGNIFICANT
                              UNADJUSTED       SIGNIFICANT      UNOBSERVABLE
                            QUOTED PRICES   OBSERVABLE INPUTS       INPUTS        VALUE
                            -------------   -----------------   ------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
MUNICIPAL BONDS AND NOTES
   Arizona                       $ --          $32,599,239           $--       $32,599,239
   U.S. Possessions                --            9,308,469            --         9,308,469
                                 ----          -----------           ---       -----------
Total Assets                     $ --          $41,907,708           $--       $41,907,708
                                 ====          ===========           ===       ===========


Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

COP       Certificates of Participation
GO        General Obligation
IDA       Industrial Devel. Agency
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
TASC      Tobacco Settlement Asset-Backed Bonds
V.I.      United States Virgin Islands


                5 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

ILLIQUID SECURITIES

As of December 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.


                6 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $46,683,613
                                 ===========
Gross unrealized appreciation    $ 1,050,260
Gross unrealized depreciation     (5,826,165)
                                 -----------
Net unrealized depreciation      $(4,775,905)
                                 ===========


                7 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Arizona
Municipal Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/08/2010